UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	10/31

Date of reporting period:	1/31/08

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Schedules of Investments (unaudited)
Seligman Emerging Markets Fund
January 31, 2008

	Shares	Value

Common Stocks 92.4%
Brazil 13.8%
Amil Participacoes* (Insurance)	133,100	$1,063,135
B2W Compania Global de Varej “B2W Varej” (Internet and Catalog Retail)	45,800	1,627,605
BR Malls Participacoes* (Real Estate Management and Development)	52,200	543,070
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	56,316	1,688,354
Cyrela Brazil Realty (Household Durables)	36,000	468,675
MMX Mineracas e Metalicos* (Metals and Mining)	3,600	1,776,464
MPX Mineracao e Energia* (Oil, Gas and Consumable Fuels)	1,400	636,726
OdontoPrev* (Insurance)	35,700	777,322
Petroleo Brasileiro “Petrobras” (ADR) (Oil, Gas and Consumable Fuels)	67,000	7,446,380
Usinas Siderurgicas de Minas Gerais “Usiminas” (Metals and Mining)	28,050	1,363,431
Weg (Machinery)	52,200	627,646

		18,018,808

Chile 1.4%
La Polar (Multiline Retail)	104,806	619,560
Sociedad Quimica y Minera de Chile (ADR) (Chemicals)	6,700	1,187,374

		1,806,934

China 15.7%
Angang Steel (Class H) (Metals and Mining)	416,000	744,718
China Communications Construction (Construction and Engingeering)	87,000	209,623
China Life Insurance (Class H)* (Insurance)	280,000	1,025,876
China Mobile (ADR) (Wireless Telecommunication Services)	38,300	2,895,480
China Resources Enterprise (Distributors)	454,000	1,521,827
China Shenhua Energy (Class H)* (Oil, Gas and Consumable Fuels)	180,500	938,745
First Pacific* (Diversified Financial Services)	1,044,000	746,674
Golden Meditech (Health Care Equipment and Supplies)	1,980,000	803,497
Hopson Development Holdings (Real Estate Management and Development)	334,000	567,995
Huaneng Power International (Independent Power Producers and Energy Traders)	1,688,000	1,382,469
Industrial and Commercial Bank of China “ICBC” (Class H)* (Commercial Banks)	3,143,000	1,874,837
PetroChina (Oil, Gas and Consumable Fuels)	662,000	929,902
Shanghai Electric Group (Electrical Equipment)	1,946,000	1,514,578
Shangri-La Asia (Hotels, Restaurants and Leisure)	610,000	1,780,234
Shenzhen International Holdings (Air Freight and Logistics)	10,170,000	1,062,466
Simcere Pharmaceutical Group (ADR)* (Pharmaceuticals)	37,400	448,426
Sinofert Holdings (Chemicals)	708,000	569,117
WSP Holdings (ADR)* (Energy Equipment and Services)	113,000	917,560
Wumart Stores (Food and Staples Retailing)	885,178	605,737

		20,539,761

Czech Republic 1.0%
Zentiva* (Pharmaceuticals)	25,391	1,302,546

Egypt 7.5%
Commercial International Bank (Commercial Banks)	64,182	1,085,285
EFG Hermes Holding (Capital Markets)	211,913	2,259,656
Orascom Construction Industries (Construction and Engineering)	24,235	2,495,447
Orascom Hotels & Development* (Hotels, Restaurants and Leisure)	55,959	774,862
Orascom Telecom Holding (Wireless Telecommunication Services)	215,077	3,237,208

		9,852,458

India 13.8%
Bharat Heavy Electricals (Electrical Equipment)	31,914	1,679,938
Bharti Airtel* (Wireless Telecommunication Services)	63,448	1,398,425
Educomp Solutions (Diversified Consumer Services)	5,536	495,670
Financial Technologies India (Software)	17,242	931,793
Firstsource Solutions* (IT Services)	750,772	1,025,352
HDFC Bank (ADR) (Commercial Banks)	16,200	1,933,308
JSW Steel (Metals and Mining)	51,699	1,297,828
Lanco Infratech* (Construction and Engineering)	53,798	632,698
Larsen & Toubro (Construction and Engineering)	17,330	1,625,139
Mahindra & Mahindra (Automobiles)	64,333	1,136,168
Nicholas Piramal India (Pharmaceuticals)	177,819	1,441,357
Punj Lloyd (Construction and Engineering)	72,623	818,935
Reliance Industries (Oil, Gas and Consumable Fuels)	12,412	789,048
Suzlon Energy (Electrical Equipment)	108,745	863,573
Tata Chemicals (Chemicals)	136,689	1,146,602
Voltas (Household Durables)	160,633	781,964

		17,997,798

Indonesia 1.3%
Bank Mandiri (Commercial Banks)	2,610,000	962,748
PT Astra International (Automobiles)	241,000	725,026

		1,687,774

Israel 2.1%
Israel Chemicals (Chemicals)	112,143	1,452,424
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	29,500	1,358,180

		2,810,604

Jordan 0.5%
Hikma Pharmaceuticals (Pharmaceuticals)	64,172	601,230

Malaysia 1.5%
Alliance Financial Group* (Commercial Banks)	864,000	783,398
AMMB Holdings (Diversified Financial Services)	975,900	1,117,420

		1,900,818

Mexico 4.5%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	75,300	4,511,223
Coca-Cola Femsa (Class L) (ADR) (Beverages)	16,200	760,590
Impulsora del Dessarrollo y el Empleo an America Latina (Series B-1)* (Construction and Engineering)	550,100	670,575

		5,942,388

Papua New Guinea 0.6%
New Britain Palm Oil (Food Products)	95,690	842,008

Peru 1.1%
Credicorp (Commercial Banks)	20,700	1,482,534

Philippines 0.8%
Philippine Long Distance telephone (ADR) (Diversified Telecommunication Services)	13,100	985,775

Russia 11.6%
Evraz Group (GDR) (Metals and Mining)	49,624	3,607,665
LUKOIL (ADR) (Oil, Gas and Consumable Fuels)	24,500	1,688,050
OAO Gazprom (ADR) (Energy Equipment and Services)	10,081	484,896
OAO Gazprom (ADR)† (Oil, Gas and Consumable Fuels)	128,789	6,229,689
Sberbank (Commercial Banks)	631,226	2,286,025
X5 Retail Group (GDR)* (Food and Staples Retailing)	28,857	926,310

		15,222,635

Singapore 1.1%
Yangzijiang Shipbuilding Holdings* (Machinery)	1,631,000	1,498,726

South Africa 3.5%
Aspen Pharmacare* (Pharmaceuticals)	152,995	650,568
MTN Group (Wireless Telecommunication Services)	78,078	1,242,246
Murray & Roberts Holdings (Industrial Conglomerates)	137,858	1,592,310
Truworths International (Specialty Retail)	296,377	1,034,342

		4,519,466

South Korea 6.2%
Dong-A Pharmaceutical (Pharmaceuticals)	7,949	840,368
Hanmi Pharm (Pharmaceuticals)	3,824	595,761
Hyundai Development (Construction and Engineering)	13,284	956,190
LG Electronics (Household Durables)	12,814	1,250,584
NHN* (Internet Software and Services)	6,592	1,437,870
POSCO (Metals and Mining)	3,274	1,773,562
Samsung Electronics (Semiconductors and Semiconductor Equipment)	1,844	1,182,355

		8,036,690

Taiwan 3.6%
HON HAI Precision Industry (Electronic Equipment and Instruments)	368,400	1,992,895
Powertech Technology (Semiconductors and Semiconductor Equipment)	332,007	987,794
Yuanta Financial Holding* (Diversified Financial Services)	2,225,000	1,697,805

		4,678,494

Thailand 0.0%
True (Rights)* (Diversified Telecommunication Services)	170,524	1

United States 0.8%
iShares MSCI Emerging Markets Index Fund (Index Derivatives)	7,200	981,000

Total Common Stocks		120,708,448

Preferred Stocks 5.4%
Brazil 5.3%
Net Servicos de Comunicacoa* (Media)	86,960	1,010,496
Petroleo Brasileiro “Petrobras”* (Oil, Gas and Consumable Fuels)	42,300	1,933,439
Tele Norte Leste Participacoes “Telemar” (Diversified Telecommunication Services)	44,800	1,156,293
Votorantim Celulose e Papel (Paper and Forest Products)	98,300	2,867,409

		6,967,637

India 0.1%
Tata Steel 2% (Metals and Mining)	38,286	105,742

Total Preferred Stocks		7,073,379

Total Investments 97.8%		127,781,827
Other Assets Less Liabilities 2.2%		2,892,338

Net Assets 100.0%		$130,674,165

Seligman Global Growth Fund
January 31, 2008

	Shares	Value

Brazil 1.5%
Bolsa de Mercadorias e Futuros (Diversified Financial Services)	23,300	$210,614
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	13,400	401,732

		612,346

Canada 4.4%
Cameco (Oil, Gas and Consumable Fuels)	11,800	399,430
Potash Corp. of Saskatchewan (Chemicals)	3,100	436,728
Research In Motion* (Communications Equipment)	5,600	525,728
Suncor Energy (Oil, Gas and Consumable Fuels)	4,300	404,283

		1,766,169

China 4.0%
China Communications Construction (Construction and Engineering)	121,000	291,544
China Merchants Bank* (Commercial Banks)	81,000	286,152
Focus Media Holding (ADR)* (Media)	8,600	413,230
Suntech Power Holdings (ADR)* (Electrical Equipment)	10,700	585,611

		1,576,537

Denmark 1.2%
Vestas Wind Systems (Electrical Equipment)	5,000	484,859

Finland 1.9%
Nokia (ADR) (Communications Equipment)	20,000	739,000

France 3.6%
Alstom* (Electrical Equipment)	3,061	618,060
Veolia Environnement (Multi-Utilities)	10,122	830,597

		1,448,657

Germany 4.9%
Arcandor (Multiline Retail)	17,253	323,572
DaimlerChrysler (Automobiles)	4,928	385,506
Deutsche Boerse* (Diversified Financial Services)	3,071	542,497
Siemens (Industrial Conglomerates)	5,293	685,835

		1,937,410

Greece 1.1%
National Bank of Greece (Commercial Banks)	7,118	436,017

Hong Kong 1.2%
Sun Hung Kai Properties (Real Estate Management and Development)	23,000	462,068

Ireland 2.2%
Elan (ADR)* (Pharmaceuticals)	22,700	576,807
Ryanair Holdings (ADR)* (Airlines)	9,600	320,832

		897,639

Japan 3.2%
Japan Tobacco (Tobacco)	89	474,025
Nintendo (Software)	1,600	799,842

		1,273,867

Luxembourg 1.8%
Millicom International Cellular (Wireless Telecommunication Services)	6,700	709,798

Mexico 1.2%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	7,800	467,298

Netherlands 0.9%
ASML Holding* (Semiconductors and Semiconductor Equipment)	13,658	363,932

Norway 1.2%
Seadrill* (Energy Equipment and Services)	23,700	495,391

South Korea 0.9%
LG Electronics (Household Durables)	3,775	368,422

Spain 4.1%
Gamesa Corporacion Tecnologica (Electrical Equipment)	10,252	390,685
Iberdrola Renovables* (Electric Utilities)	91,331	735,937
Telefonica (Diversified Telecommunication Services)	17,107	500,928

		1,627,550

Switzerland 7.1%
ABB* (Electrical Equipment)	22,836	571,366
Julius Baer Holding (Capital Markets)	7,050	492,422
Logitech International* (Computers and Peripherals)	13,024	397,125
Nestle (Food Products)	1,567	700,343
Xstrata (Metals and Mining)	8,970	685,730

		2,846,986

Taiwan 1.1%
HON HAI Precision Industry (Electronic Equipment and Instruments)	79,920	432,335

United Kingdom 7.1%
BHP Billiton (Metals and Mining)	16,015	474,681
Invesco (Capital Markets)	14,926	406,286
Man Group (Capital Markets)	67,074	737,309
Reckitt Benckiser Group (Household Products)	12,441	651,239
Tesco (Food and Staples Retailing)	66,745	556,872

		2,826,387

United States 41.4%
American Tower (Class A)* (Wireless Telecommunication Services)	18,200	683,046
Apple* (Computers and Peripherals)	4,000	541,440
Boeing (Aerospace and Defense)	5,100	424,218
Broadcom (Class A)* (Semiconductors and Semiconductor Equipment)	14,600	322,368
Cisco Systems* (Communications Equipment)	26,600	651,700
Corning* (Communications Equipment)	30,400	731,728
Danaher (Machinery)	7,900	588,155
Diamond Offshore Drilling (Energy Equipment and Services)	3,900	440,427
Electronic Arts* (Software)	19,800	937,926
General Dynamics (Aerospace and Defense)	7,400	625,004
Gilead Sciences* (Biotechnology)	10,800	493,452
Goldman Sachs Group (Capital Markets)	2,100	421,617
Google (Class A)* (Internet Software and Services)	2,200	1,241,460
Hewlett-Packard (Computers and Peripherals)	9,300	406,875
Hologic* (Health Care Equipment and Supplies)	8,400	540,624
International Game Technology (Hotels, Restaurants and Leisure)	8,500	362,695
Las Vegas Sands* (Hotels, Restaurants and Leisure)	6,600	578,622
MetroPCS Communications* (Wireless Telecommunication Services)	28,700	518,609
MF Global* (Capital Markets)	16,300	489,815
Microsoft (Software)	23,400	762,840
Monsanto (Chemicals)	5,400	607,176
Oracle* (Software)	32,300	663,765
Praxair (Chemicals)	5,100	412,641
QUALCOMM (Communications Equipment)	14,600	619,332
Schering-Plough (Pharmaceuticals)	22,200	434,454
Schlumberger (Energy Equipment and Services)	6,200	467,852
St. Jude Medical* (Health Care Equipment and Supplies)	13,900	563,089
SunPower* (Electrical Equipment)	5,600	386,904
Ultra Petroleum* (Oil, Gas and Consumable Fuels)	8,400	577,920

		16,495,754

Total Investments 96.0%		38,268,422
Other Assets Less Liabilities 4.0%		1,607,943

Net Assets 100.0%		$39,876,365

Seligman Global Smaller Companies Fund
January 31, 2008

	Shares, Warrants or Principal Amount		Value

Common Stocks 98.3%
Australia 4.7%
Aquarius Platinum (Metals and Mining)	31,883	shs.	$381,674
Austal (Machinery)	337,416		635,985
Babcock & Brown Wind Partners* (Electric Utilities)	348,847		434,704
Centamin Eqypt* (Metals and Mining)	704,738		902,619
Emeco Holdings (Trading Companies and Distributors)	669,722		486,345
Energy World* (Independent Power Producers and Energy Traders)	900,152		693,322
Futuris (Food Products)	279,140		576,315
Mortgage Choice (Thrifts and Mortgage Finance)	277,848		493,354
NRW Holdings* (Construction and Engineering)	258,548		572,598
Ramsay Health Care (Health Care Providers and Services)	111,564		1,123,363
Resource Pacific Holdings* (Oil, Gas and Consumable Fuels)	241,366		642,314
Seek (Commercial Services and Supplies)	118,548		679,230
Tower Australis Group “TAL”* (Insurance)	314,021		712,987
WHK Group (Diversified Financial Services)	528,463		770,608

			9,105,418

Brazil 4.3%
Brasil Brokers Paricipacoes* (Real Estate Investment Trusts)	1,500		1,083,002
Companhia Brasileira de Desenvolvimento Imobiliario Turistico* (Real Estate Management and Development)	2,200		1,062,479
Companhia Catarinense de Aguas Saneamento* (Food Products)	103,100		1,611,267
Companhia de Sameamento de Minas Gerias “Coposa (Water Utilities)	47,000		635,929
General Shopping Brazil* (Real Estate Management and Development)	149,100		1,142,620
Lupatech (Machinery)	46,000		1,301,023
Profarma Distribuidora de Produtos Farmaceuticos* (Health Care Providers and Services)	48,100		820,352
Tecnisa* (Household Durables)	165,600		794,579

			8,451,251

Canada 4.9%
Allen-Vanguard* (Electronic Equipment and Instruments)	96,000		533,519
BA Energy (Oil, Gas and Consumable Fuels)	72,500		484,513
Canaccord Capital (Capital Markets)	55,400		714,536
Dundee Real Estate Investment Trust (Real Estate Investment Trusts)	24,000		762,512
Frontera Copper* (Metals and Mining)	102,000		534,356
Gildan Activewear (Class A)* (Textiles, Apparel and Luxury Goods)	18,300		675,636
Gluskin Shef & Associates* (Capital Markets)	25,800		505,439
Gluskin Shef & Associates*† (Capital Markets)	12,500		244,883
GMP Capital Trust (Capital Markets)	40,800		786,295
OPTI Canada (Oil, Gas and Consumable Fuels)	65,000		1,071,411
Sherritt International (Metals and Mining)	69,500		926,159
Sierra Wireless* (Communications Equipment)	61,700		913,777
SXR Uranium One* (Metals and Mining)	80,084		556,732
Synenco Energy* (Oil, Gas and Consumable Fuels)	17,794		111,296
Synenco Energy*† (Oil, Gas and Consumable Fuels)	108,406		678,044

			9,499,108

China 1.8%
China Dongziang Group* (Textiles, Apparel and Luxury Goods)	963,000		598,876
China Power International Development (Independent Power Producers and Energy Traders)	1,124,000		384,602
Golden Eagle Retail Group (Multiline Retail)	578,000		605,925
Shandong Weigao Group Medical Polymer (Class H) (Health Care Equipment and Supplies)	556,000		938,379
Trina Solar (ADR)* (Semiconductors and Semiconductor Equipment)	31,500		1,068,480

			3,596,262

Denmark 0.4%
Genmab* (Biotechnology)	13,074		790,086

Finland 0.5%
Outotec* (Construction and Engineering)	20,949		1,015,516

France 2.8%
April Group (Insurance)	9,858		599,210
bioMerieux (Health Care Equipment and Supplies)	8,013		804,151
Cegedim (Health Care Technology)	4,092		336,049
Etablissements Maurel et Prom (Oil, Gas and Consumable Fuels)	33,621		586,907
Guerbet (Health Care Equipment and Supplies)	3,914		604,006
Guyenne et Gascogne (Food and Staples Retailing)	5,001		717,133
Korian* (Health Care Providers and Services)	22,041		790,616
Seche Environnement (Commercial Services and Supplies)	6,340		1,031,169

			5,469,241

Greece 0.5%
StealthGas* (Oil, Gas and Consumable Fuels)	69,500		978,560

Hong Kong 2.0%
Dickson Concepts International (Specialty Retail)	1,015,500		755,070
Far East Pharmaceutical Technology (Pharmaceuticals)	3,008,700		—
First Pacific* (Diversified Financial Services)	1,592,000		1,138,606
Huabao International Holdings (Distributors)	1,084,000		998,892
Stella International Holding* (Textiles, Apparel and Luxury Goods)	536,500		971,866

			3,864,434

Italy 3.1%
Ansaldo STS* (Transportation Infrastructure)	62,117		782,939
Antichi Pellettieri* (Textiles, Apparel and Luxury Goods)	78,922		937,982
DiaSorin* (Health Care Equipment and Supplies)	57,694		1,053,278
Enia* (Multi-Utilities)	64,612		1,037,180
Immobiliare Grande Distribuzione (Real Estate Management and Development)	165,077		496,672
Iride (Electric Utilities)	138,873		451,851
Mariella Burani Fashion Group (Textiles, Apparel and Luxury Goods)	19,642		491,789
Pirelli (Real Estate Management and Development)	19,747		788,154

			6,039,845

Japan 12.3%
Aeon Delight (Commercial Services and Supplies)	34,000		664,050
Air Water (Chemicals)	90,000		879,319
Daihen (Electrical Equipment)	179,000		821,834
Don Quijote (Multiline Retail)	35,600		636,753
Eagle Industry (Auto Components)	62,000		571,714
Fukuoka REIT (Real Estate Investment Trusts)	10		66,027
Higo Bank (Commercial Banks)	111,000		685,372
Hogy Medical (Health Care Equipment and Supplies)	18,900		876,659
Iino Kaiun Kaisha (Marine)	88,400		771,502
Jafco (Capital Markets)	25,300		906,341
Japan Logistics Fund (Real Estate Investment Trusts)	30		184,916
KK DaVinci Advisors* (Real Estate Management and Development)	646		523,908
Kobayashi Pharmaceutical (Personal Products)	32,400		1,271,711
Miraial (Semiconductors and Semiconductor Equipment)	8,500		206,111
Miura (Machinery)	46,400		1,061,653
Modec (Energy Equipment and Services)	23,800		664,712
Musashino Bank (Commercial Banks)	14,200		645,638
Nabtesco (Machinery)	72,000		871,844
Nachi-Fujikoshi (Machinery)	166,000		571,168
Neturen (Metals and Mining)	66,400		700,428
OBIC (IT Services)	9,660		1,816,943
OBIC Business Consultants (Software)	30,600		1,583,810
Point* (Specialty Retail)	10,160		481,398
RISA Partners (Capital Markets)	243		446,820
Ryohin Keikaku (Multiline Retail)	15,700		963,388
Sazaby (Specialty Retail)	17,600		361,767
SEC Carbon (Electrical Equipment)	40,000		313,505
Shinko Plantech (Energy Equipment and Services)	57,000		671,916
Sumitomo Osaka Cement (Construction Materials)	400,000		765,338
Sysmex (Health Care Equipment and Supplies)	32,300		1,346,488
Taiyo Ink Manufacturing (Chemicals)	19,100		445,694
TOC (Real Estate Management and Development)	61,500		462,961
Tokai Carbon (Chemicals)	44,000		345,209
Tsumura (Pharmaceuticals)	21,900		474,768

			24,061,665

Liechtenstein 0.5%
Verwaltungs- und Privat-Bank (Capital Markets)	4,201		978,963

Malaysia 1.2%
AirAsia* (Airlines)	1,466,100		741,434
Asiatic Development (Food Products)	452,500		1,135,024
Bursa Malaysia (Diversified Financial Services)	114,200		466,652

			2,343,110

Mexico 0.6%
Grupo Simec (ADR)* (Metals and Mining)	119,000		1,217,370

Netherlands 2.0%
Advanced Metallurgical Group* (Metals and Mining)	8,421		472,590
Dockwise* (Energy Equipment and Services)	187,500		650,199
Draka Holding* (Electrical Equipment)	22,629		602,994
Imtech (Construction and Engineering)	37,408		769,628
OPG Groep (Health Care Providers and Services)	20,638		539,186
Spazio Investment* (Real Estate Management and Development)	56,564		840,937

			3,875,534

Norway 1.9%
DNO* (Oil, Gas and Consumable Fuels)	319,000		416,385
Eitzen Chemical* (Marine)	248,091		883,285
Electromagnetic GeoServices* (Energy Equipment and Services)	28,600		171,740
Korgsberg Gruppen (Aerospace and Defense)	15,690		1,042,807
TGS Nopeq Geophysical* (Energy Equipment and Services)	56,500		699,637
Wavefield Inseis* (Energy Equipment and Services)	92,000		590,453

			3,804,307

Panama 0.4%
Thunderbird Resorts* (Hotels, Restaurants and Leisure)	84,400		759,600

Philippines 0.9%
Alliance Global Group* (Food and Staples Retailing)	6,399,300		683,643
PNOC Energy Development (Independent Power Producers and Energy Traders)	6,905,000		1,030,956

			1,714,599

Singapore 1.0%
Goodpack* (Air Freight and Logistics)	754,000		866,349
Hyflux (Machinery)	495,000		1,015,295

			1,881,644

South Africa 0.3%
Gem Diamonds* (Metals and Mining)	40,662		677,189

South Korea 2.4%
Cheil Communications (Media)	3,328		818,935
Daegu Bank (Commercial Banks)	48,380		710,511
Daishin Securities (Capital Markets)	23,270		595,388
Hana Tour Service (Hotels, Restaurants and Leisure)	8,970		663,847
Hanmi Pharm (Pharmaceuticals)	4,720		735,353
Hotel Shilla* (Hotels, Restaurants and Leisure)	19,150		547,542
Hyunjin Materials (Machinery)	17,687		538,727

			4,610,303

Sweden 1.5%
D. Carnegie (Capital Markets)	51,400		742,266
Munters (Machinery)	89,041		958,239
Rezidor Hotel Group* (Hotels, Restaurants and Leisure)	111,492		597,095
SWECO* (Construction and Engineering)	80,600		689,559

			2,987,159

Switzerland 1.9%
Dufry Group* (Specialty Retail)	21,505		1,751,124
Dufry South America (BDR)* (Specialty Retail)	45,700		917,118
Paris RE Holdings* (Insurance)	22,518		474,956
Temenos Group* (Software)	21,289		506,434

			3,649,632

United Kingdom 8.0%
Babcock International Group (Commercial Services and Supplies)	28,187		314,223
Cape* (Building Products)	198,687		909,941
Clapham House Group* (Hotels, Restaurants and Leisure)	162,845		670,319
Dawnay, Day Sirius* (Real Estate Management and Development)	801,934		906,098
Dawnay, Day Treveria* (Real Estate Management and Development)	616,080		732,741
Detica Group (IT Services)	112,568		480,712
Guinness Peat Group (Diversified Financial Services)	639,684		746,952
Hamworthy KSE (Machinery)	58,675		449,211
Infinity Bio-Energy* (Diversified Financial Services)	206,000		916,700
Infinity Bio-Energy*† (Oil, Gas and Consumable Fuels)	109,514		487,337
Katanga Mining* (Metals and Mining)	70,400		1,030,705
Laird Group (Electronic Equipment and Instruments)	59,308		574,942
Lancashire Holdings* (Insurance)	134,343		774,728
Mears Group (Commercial Services and Supplies)	180,745		959,527
Petrofac (Energy Equipment and Services)	115,609		1,178,208
Senior (Machinery)	208,631		392,654
Ultra Electronics Holdings (Aerospace and Defense)	41,699		920,418
Unite Group (Real Estate Management and Development)	81,350		538,589
VT Group (Aerospace and Defense)	61,443		788,077
Wellstream Holdings* (Energy Equipment and Services)	49,001		1,134,913
Wolfson Microelectronics* (Electronic Equipment and Instruments)	223,022		697,389

			15,604,384

United States 38.4%
Acadia Realty Trust (Real Estate Investment Trusts)	33,100		829,155
American Commercial Lines*† (Marine)	46,600		944,116
AmSurg* (Health Care Providers and Services)	36,250		933,800
Approach Resources* (Oil, Gas and Consumable Fuels)	56,900		871,708
Arena Pharmaceuticals* (Biotechnology)	123,300		892,692
ARIAD Pharmaceuticals* (Biotechnology)	176,100		604,023
Arlington Tankers (Oil, Gas and Consumable Fuels)	51,700		1,097,074
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	213,800		630,710
Basic Energy Services (Energy Equipment and Services)	53,100		949,959
BPZ Energy* (Oil, Gas and Consumable Fuels)	93,700		1,201,234
Capstead Mortgage (Real Estate Investment Trusts)	52,700		787,865
Carpenter Technology (Metals and Mining)	13,900		856,796
Casual Male Retail Group* (Specialty Retail)	190,900		927,774
Cato (Class A) (Specialty Retail)	51,800		847,966
Centennial Communications* (Wireless Telecommunication Services)	101,800		582,296
Charming Shoppes* (Specialty Retail)	198,800		1,282,260
Cleveland-Cliffs (Metals and Mining)	7,100		723,064
Complete Production Services* (Energy Equipment and Services)	48,000		763,200
CRA International* (Commercial Services and Supplies)	23,500		980,890
CV Therapeutics* (Biotechnology)	141,000		1,181,580
Dollar Financial* (Consumer Finance)	41,800		1,052,524
DSP Group* (Semiconductors and Semiconductor Equipment)	102,000		1,167,900
DSW* (Specialty Retail)	52,000		959,920
Eddie Bauer Holdings* (Specialty Retail)	154,100		987,010
EFJ* (Communications Equipment)	84,400		141,792
Encore Acquisition* (Oil, Gas and Consumable Fuels)	17,250		562,350
Encysive Pharmaceuticals* (Biotechnology)	241,800		186,186
Energy Partners* (Oil, Gas and Consumable Fuels)	66,500		806,645
Esmark* (Metals and Mining)	64,800		651,240
Evercore Partners (Capital Markets)	43,100		784,420
Exelixis* (Life Sciences Tools and Services)	134,300		983,076
FairPoint Communications (Diversified Telecommunication Services)	89,200		947,304
FirstFed Financial* (Thrifts and Mortgage Finance)	21,100		885,145
Force Protection (Machinery)	168,900		690,801
Group 1 Automotive* (Specialty Retail)	27,000		713,880
Grubb & Ellis* (Real Estate Management and Development)	135,600		591,216
Grubb & Ellis Realty Advisors (Units)* (Real Estate Management and Development)	208,400		1,167,040
H&E Equipment Services (Trading Companies and Distributors)	61,100		1,014,871
Harris Stratex Networks* (Communications Equipment)	58,000		631,620
Hercules Offshore* (Energy Equipment and Services)	52,400		1,207,820
Hersha Hospitality Trust (Real Estate Investment Trusts)	114,500		1,029,355
Highbury Financial* (Diversified Financial Services)	18,300		78,873
Highbury Financial (Units)* (Diversified Financial Services)	67,000		368,500
Horsehead Holding* (Metals and Mining)	69,400		1,040,306
Human Genome Sciences* (Biotechnology)	167,900		936,882
Hutchinson Technology* (Computers and Peripherals)	41,700		657,609
Imation (Computers and Peripherals)	49,600		1,285,136
Incyte* (Biotechnology)	161,500		1,934,770
Inter Parfums (Personal Products)	35,000		595,350
Investors Real Estate Trust (Real Estate Investment Trusts)	113,400		1,111,320
JDA Software Group (Software)	39,400		700,926
Jupitermedia* (Internet Software and Services)	150,300		483,966
Kansas City Life Insurance (Insurance)	12,400		583,172
Lance (Food Products)	51,800		949,494
Medicines* (Pharmaceuticals)	32,700		559,824
MFA Mortgage Investments (Real Estate Investment Trusts)	131,100		1,337,220
Microsemi* (Semiconductors and Semiconductor Equipment)	41,300		938,336
Micrus Endovascular* (Health Care Equipment and Supplies)	51,000		979,710
MIPS Technologies* (Semiconductors and Semiconductor Equipment)	181,600		808,120
NCI Building Systems* (Building Products)	28,600		822,536
Nuance Communications* (Software)	34,800		552,972
Odyssey HealthCare* (Health Care Providers and Services)	128,700		1,133,847
Oilsands Quest (Oil, Gas and Consumable Fuels)	47,600		152,320
Oilsands Quest* (Oil, Gas and Consumable Fuels)	150,800		482,560
Oilsands Quest* ($6.75, expiring 12/5/09) (Oil, Gas and Consumable Fuels)	11,750	wts.	12,925
Orion Marine Group*† (Construction and Engineering)	84,400	shs.	1,198,480
Ormat Technologies (Independent Power Producers and Energy Traders)	4,800		208,656
OSI Systems* (Electronic Equipment and Instruments)	29,800		695,234
Palm* (Computers and Peripherals)	107,200		581,024
Park Electrochemical (Electronic Equipment and Instruments)	40,300		954,304
ParkerVision* (Communications Equipment)	72,500		804,025
Platinum Underwriters Holdings (Insurance)	30,980		1,045,575
Plexus (Electronic Equipment and Instruments)	13,767		310,997
PMC - Sierra (Semiconductors and Semiconductor Equipment)	113,200		530,908
RAM Holdings* (Insurance)	54,400		95,744
Regis (Diversified Consumer Services)	48,900		1,238,637
Rentech* (Oil, Gas and Consumable Fuels)	237,200		317,848
Rentech* ($2.49, expiring 12/10/09) (Oil, Gas and Consumable Fuels)	7,000	wts.	2,893
Rentech*† (Oil, Gas and Consumable Fuels)	211,200	shs.	283,008
Retail Ventures* (Multiline Retail)	128,500		855,810
Rigel Pharmaceuticals* (Biotechnology)	44,154		1,215,560
RSC Holdings* (Commercial Services and Supplies)	93,500		1,028,500
Rudolph Technologies* (Semiconductors and Semiconductor Equipment)	49,000		502,250
Schnitzer Steel Industries (Metals and Mining)	7,500		424,950
SeaChange International* (Communications Equipment)	108,700		763,074
Steel Dynamics (Metals and Mining)	18,600		969,990
Superior Well Services* (Energy Equipment and Services)	48,000		935,520
TAL International Group* (Trading Companies and Distributors)	41,000		902,820
Textainer Group Holdings* (Trading Companies and Distributors)	81,000		874,800
Titanium Asset Management* (Capital Markets)	95,000		534,850
Titanium Asset Management* ($4, expiring 6/21/11) (Capital Markets)	95,000	wts.	128,250
True Religion Apparel* (Textiles, Apparel and Luxury Goods)	50,200	shs.	936,230
TTM Technologies* (Electronic Equipment and Instruments)	109,300		1,111,581
Universal Stainless & Alloy Products* (Metals and Mining)	17,000		420,580
World Acceptance* (Consumer Finance)	31,500		943,110
Zygo* (Electronic Equipment and Instruments)	66,509		780,151

			75,152,310

Total Common Stocks			192,127,490

Convertible Bond 0.5%
United States 0.5%
Nova Biosource Fuels 10%, 9/30/12 (Oil, Gas and Consumable Fuels)	$1,032,000		1,033,290

Total Investments 98.7%			193,160,780
Other Assets Less Liabilities 1.3%			2,518,686

Net Assets 100.0%			$195,679,466

Seligman Global Technology Fund
January 31, 2008

	Shares or Shares Subject to Call		Value

Common Stocks 96.3%
Australia 0.1%
UCMS Group (Office Services and Supplies)	143,278		$147,667

Canada 1.1%
Absolute Software* (Application Software)	187,200		1,939,027
Research In Motion* (Communications Equipment)	20,900	**	1,962,092

			3,901,119

China 2.4%
Focus Media Holding (ADR)* (Advertising)	95,500		4,588,775
JA Solar Holdings (ADR)* (Electrical Components and Equipment)	13,900		706,537
Longtop Financial Technologies (ADR)* (Application Software)	89,000		1,624,250
VanceInfo Technologies (ADR)* (Application Software)	291,900		1,576,260

			8,495,822

Finland 1.0%
Nokia (ADR) (Communications Equipment)	96,800		3,576,760

France 2.1%
Cap Gemini (IT Consulting and Other Services)	90,511		4,924,278
Ingenico (Electronic Equipment Manufacturers)	101,611		2,804,885

			7,729,163

Germany 1.3%
Infineon Technologies* (Semiconductors)	179,850		1,828,416
Q-Cells* (Electrical Components and Equipment)	29,336		2,762,981

			4,591,397

India 3.9%
3i Infotech (Systems Software)	910,500		2,671,507
Satyam Computer Services (IT Consulting and Other Services)	591,830		6,009,517
Tata Consultancy Services (IT Consulting and Other Services)	244,000		5,497,961

			14,178,985

Israel 4.8%
Check Point Software Technologies* (Systems Software)	620,200		13,210,261
NICE Systems (ADR)* (Communications Equipment)	131,900		4,037,459
Voltaire (Application Software)	36,200		207,064

			17,454,784

Japan 3.2%
Advantest (Semiconductor Equipment)	82,300		1,810,891
Sony (Consumer Electronics)	72,400		3,461,727
TDK (Electronic Equipment Manufacturers)	42,900		2,740,768
Tokyo Electron (Semiconductor Equipment)	61,400		3,680,200

			11,693,586

Netherlands 1.1%
TomTom* (Consumer Equipment)	72,454		4,000,323

Norway 0.8%
Tandberg (Communications Equipment)	157,700		2,758,738

South Korea 0.6%
Daum Communications (Internet Software and Services)	7,779		532,984
LG.Philips LCD (ADR)* (Electronic Equipment Manufacturers)	82,200		1,764,012

			2,296,996

Taiwan 7.4%
Advanced Semiconductor Engineering (Semiconductors)	4,377,000		3,914,846
GigaMedia* (Internet Software and Services)	129,000		2,251,050
High Tech Computer (Computer Hardware)	101,000		1,919,843
Siliconware Precision Industries (Semiconductors)	1,277,000		2,007,529
Taiwan Semiconductor Manufacturing (Semiconductors)	3,279,000		6,241,265
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors)	440,700		4,089,696
Unimicron Technology (Electronic Equipment Manufacturers)	2,196,820		2,851,906
Wistron* (Computer Hardware)	2,354,000		3,571,020

			26,847,155

United Kingdom 1.3%
ARM Holdings (Semiconductors)	854,500		1,999,270
Vodaphone Group (ADR) (Wireless Telecommunication Services)	76,840		2,674,032

			4,673,302

United States 65.2%
Advanced Medical Optics (Health Care Equipment)	93,100		1,957,893
Amdocs* (IT Consulting and Other Services)	580,200		19,198,818
Apple* (Computer Hardware)	31,900	**	4,317,984
Ariba* (Internet Software and Services)	249,100		2,483,527
Aspen Technology (Application Software)	64,300		903,415
AT&T (Integrated Telecommunication Services)	48,500		1,866,765
Autodesk (Application Software)	198,900		8,184,735
Avnet* (Technology Distributors)	114,114		4,063,600
BMC Software* (Systems Software)	546,300		17,503,452
Cadence Design Systems* (Technical Software)	578,700		5,873,805
Cisco Systems* (Communications Equipment)	397,800		9,746,100
Citrix Systems* (Systems Software)	262,100		9,073,902
Corning* (Communications Equipment)	161,400		3,884,898
Cymer* (Semiconductor Equipment)	53,458		1,443,901
Electronics for Imaging* (Computer Storage and Peripherals)	129,200		1,906,992
EMC* (Computer Storage and Peripherals)	233,900		3,711,993
First Solar (Electrical Components and Equipment)	6,500		1,181,505
Garmin (Consumer Electronics)	29,919		2,158,656
Hewlett-Packard (Computer Hardware)	164,000		7,175,000
International Business Machines (Computer Hardware)	18,100		1,942,854
Intersil (Class A)* (Semiconductors)	110,800		2,551,724
JDA Software Group (Application Software)	89,931		1,599,872
Marvell Technology Group* (Semiconductors)	1,194,446		14,178,074
McAfee* (Internet Software and Services)	587,313		19,768,956
Mentor Graphics (Application Software)	205,600		1,696,200
Microsoft (Application Software)	73,600		2,399,360
Network Appliance* (Computer Storage and Peripherals)	203,700		4,729,914
ON Semiconductor (Semiconductors)	449,500		2,912,760
Oracle* (Systems Software)	546,500		11,230,575
QUALCOMM (Communications Equipment)	349,600		14,830,032
Quest Diagnostics (Health Care Services)	20,600		1,015,992
Seagate Technology (Computer Storage and Peripherals)	412,800		8,367,456
SonicWALL* (Internet Software and Services)	406,600		3,569,948
Symantec* (Internet Software and Services)	495,800		8,889,694
Syniverse Holdings* (Wireless Telecommunication Services)	137,000		2,163,230
Synopsys* (Technical Software)	772,400		17,008,248
Taleo (Application Software)	74,900		1,582,637
Verigy Pte* (Semiconductor Equipment)	140,214		2,927,668
VeriSign* (Internet Software and Services)	123,300		4,182,336
Yahoo!* (Internet Software and Services)	87,032		1,669,274

			235,853,745

Total Common Stocks			348,199,542

Option Purchased* 0.0%
Canada 0.0%
Research In Motion, Call expiring February 2008 at $90 (Communications Equipment)	20,900		61,864

Total Investments 96.3%			348,261,406
Other Assets Less Liabilities 3.7%			13,562,127

Net Assets 100.0%			$361,823,533

Schedule of Options Written
Call Options Written*
United States
Apple, expiring April 2008 at $130	31,900		$(452,980)

Canada
Research In Motion, expiring February 2008 at $110	20,900		(8,360)

Total Call Options Written			$(461,340)

Seligman International Growth Fund
January 31, 2008

	Shares	Value

Common Stocks 101.1%
Australia 1.1%
CSL (Biotechnology)	34,595	$1,076,299

Belgium 2.8%
Hansen Transmissions International* (Machinery)	231,473	1,104,710
SES Global (FDR) (Media)	5,135	124,447
UCB (Pharmaceuticals)	28,734	1,395,753

		2,624,910

Brazil 3.2%
Bolsa de Mercadorias e Futuros (Diversified Financial Services)	106,300	960,870
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	37,600	1,127,248
Petroleo Brasileiro “Petrobras” (ADR) (Oil, Gas and Consumable Fuels)	8,500	944,690

		3,032,808

Canada 8.8%
Barrick Gold (Metals and Mining)	42,600	2,193,474
Cameco (Oil, Gas and Consumable Fuels)	40,400	1,367,540
Potash Corp. of Saskatchewan (Chemicals)	20,400	2,873,952
Research In Motion* (Communications Equipment)	20,700	1,943,316

		8,378,282

China 4.0%
China Communications Construction (Construction and Engineering)	530,000	1,277,012
China Merchants Bank* (Commercial Banks)	172,000	607,633
Focus Media Holding (ADR)* (Media)	2,600	124,930
Li & Fung (Distributors)	104,000	399,986
Suntech Power Holdings (ADR)* (Electrical Equipment)	25,700	1,406,561

		3,816,122

Denmark 3.5%
Vestas Wind Systems (Electrical Equipment)	34,150	3,311,587

Egypt 2.2%
Orascom Telecom (GDR) (Wireless Telecommunication Services)	27,800	2,059,980

Finland 5.0%
Nokia (Communications Equipment)	127,816	4,700,765

France 9.5%
Alstom* (Electrical Equipment)	10,552	2,130,599
Carrefour (Food and Staples Retailing)	15,299	1,076,079
France Telecom (Diversified Telecommunication Services)	50,458	1,782,129
Sanofi-Aventis (Pharmaceuticals)	11,859	965,802
Veolia Environnement (Multi-Utilities)	37,513	3,078,264

		9,032,873

Germany 8.8%
Arcandor (Multiline Retail)	130,077	2,439,536
DaimlerChrysler (Automobiles)	30,355	2,374,599
Deutsche Boerse* (Diversified Financial Services)	6,508	1,149,649
K&S (Chemicals)	5,922	1,505,154
Siemens (Industrial Conglomerates)	6,809	882,269

		8,351,207

Greece 0.5%
National Bank of Greece (Commercial Banks)	7,848	480,734

Hong Kong 1.1%
Sun Hung Kai Properties (Real Estate Management and Development)	54,000	1,084,856

Ireland 4.1%
Elan (ADR)* (Pharmaceuticals)	88,100	2,238,621
Ryanair Holdings (ADR)* (Airlines)	49,100	1,640,922

		3,879,543

Israel 1.6%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	32,900	1,514,716

Japan 6.1%
Japan Tobacco (Tobacco)	185	985,333
Mitsui (Trading Companies and Distributors)	33,000	679,247
Nintendo (Software)	3,300	1,649,673
Sony (Household Durables)	27,600	1,319,664
Sumitomo Realty & Development (Real Estate Management and Development)	24,000	591,906
Yamada Denki (Specialty Retail)	5,220	557,591

		5,783,414

Luxembourg 1.0%
Millicom International Cellular (Wireless Telecommunication Services)	9,200	974,648

Netherlands 6.3%
ASML Holding* (Semiconductors and Semiconductor Equipment)	114,827	3,059,691
Unilever (Food Products)	89,750	2,920,376

		5,980,067

South Korea 1.0%
LG Electronics (Household Durables)	9,433	920,615

Spain 4.0%
Iberdrola Renovables* (Electric Utilities)	388,434	3,129,966
Telefonica (Diversified Telecommunication Services)	23,775	696,180

		3,826,146

Sweden 1.0%
Swedish Match* (Tobacco)	42,000	928,556

Switzerland 8.9%
Logitech International* (Computers and Peripherals)	91,621	2,793,687
Roche Holding (Pharmaceuticals)	4,755	861,506
Sonova Holding (Health Care Equipment and Supplies)	23,255	2,083,736
Xstrata (Metals and Mining)	35,221	2,692,540

		8,431,469

United Kingdom 16.6%
ARM Holdings (Semiconductors and Semiconductor Equipment)	543,433	1,271,468
AstraZeneca (Pharmaceuticals)	11,523	480,662
Carphone Warehouse Group (Specialty Retail)	408,165	2,690,773
easyJet* (Airlines)	66,226	613,034
Invesco (Capital Markets)	35,337	961,873
Man Group (Capital Markets)	280,091	3,078,894
Reckitt Benckiser Group (Household Products)	42,395	2,219,216
Schroders (Capital Markets)	33,299	725,498
Tesco (Food and Staples Retailing)	331,430	2,765,212
Vodafone Group (Wireless Telecommunication Services)	271,537	952,973

		15,759,603

Total Investments 101.1%		95,949,200
Other Assets Less Liabilities (1.1%)		(1,022,335)

Net Assets 100.0%		$94,926,865

ADR – American Depositary Receipts.
BDR – Brazilian Depositary Receipts.
FDR – Fiduciary Depositary Receipts.
GDR – Global Depositary Receipts.
* Non-income producing security.
** All or part of the security is held as collateral for options written. As of January 31, 2008, the value of securities held as collateral was $6,280,076.
† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

Seligman Global Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
January 31, 2008

1.

Organization – Seligman Global Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Series consists of five separate Funds: Seligman Emerging Markets Fund (“Emerging Markets Fund”), Seligman Global Growth Fund (“Global Growth Fund”), Seligman Global Smaller Companies Fund (“Global Smaller Companies Fund”), Seligman Global Technology Fund (“Global Technology Fund”), and Seligman International Growth Fund (“International Growth Fund”).

2.

Security Valuation – Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors has authorized the use of a third party pricing service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value.

The following risks apply to some or all of the investments in which the Funds invest. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in emerging market and other smaller foreign companies should be considered speculative. Stocks of large- or small-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the Funds investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. To the extent that a Fund has a substantial percentage of its assets exposed to an industry, the Fund’s performance may be negatively affected if that industry falls out of favor.

The books and records of each fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

At January 31, 2008, each Fund’s cost of investments for federal income tax purposes was as follows:

Fund	Tax Basis Cost

Emerging Markets Fund	$103,397,126
Global Growth Fund	32,758,648
Global Smaller Companies Fund	212,814,404
Global Technology Fund	377,428,325
International Growth Fund	93,895,863

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Fund	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Fund	$31,658,209	$7,273,508	$24,384,701
Global Growth Fund	6,776,302	1,266,528	5,509,774
Global Smaller Companies Fund	18,773,532	38,427,156	(19,653,624)
Global Technology Fund	12,440,590	41,607,509	(29,166,919)
International Growth Fund	7,316,581	5,263,244	2,053,337

ITEM 2.	CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date: March 20, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: March 20, 2008

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.